Equity (Cash Distributions) (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 14, 2017	Feb. 06, 2017	Jan. 25, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Distribution Made to Limited Partner, Cash Distributions Declared				$ 938	$ 315	$ 112
General partner's distributions				18	6	2
General partner's incentive distribution rights distributions				187	54	4
Total general partner's distributions				205	60	6
Limited partners' distributions				692	255	106
Limited Partners Common Units [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions				692	224	54
Subordinated Units [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions				0	31	$ 52
Preferred Stock [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited partners' distributions				$ 41	$ 0
Subsequent Event [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Distribution made to limited partner, declaration date			Jan. 25, 2017
Distribution Made to Limited Partner, Cash Distributions Declared			$ 242
Cash distributions declared per limited partner common unit			$ 0.5200
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2017
Distribution Made to Limited Partner, Date of Record		Feb. 06, 2017